March 29, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Florida Tax-Free Funds (the Trust) File No. 33-48783

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Brion Thompson, Esquire

U.S. Securities & Exchange Commission